THOR LOW VOLATILITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.2%
	EQUITY - 100.2%
58,426	Consumer Discretionary Select Sector SPDR Fund	$ 9,861,140
278,722	Financial Select Sector SPDR Fund	10,006,120
271,381	Real Estate Select Sector SPDR Fund	10,103,515
53,228	Technology Select Sector SPDR Fund	9,855,696
157,299	Utilities Select Sector SPDR Fund	9,872,085
		49,698,556

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,184,380)	49,698,556

	TOTAL INVESTMENTS - 100.2% (Cost $48,184,380)	$ 49,698,556
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(118,672)
	NET ASSETS - 100.0%	$ 49,579,884

SPDR	- Standard & Poor's Depositary Receipt